Description of Organization and Business Operations (FY) (Details) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 27, 2018	Nov. 20, 2018	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Business Operations [Abstract]
Gross proceeds from issuance of warrants			$ 5,910,416		$ 0
Securities held in Trus Account			221,060,045	$ 153,781,268	225,433,349
Offering costs				12,628,266	12,628,266
Underwriting fees				4,410,416	4,410,416
Deferred underwriting fees			7,718,227	7,718,227	7,718,227
Other costs				499,623	499,623
Cash remained outside of trust account			$ 886,279	109,940	520,422
Maximum [Member]
Business Operations [Abstract]
Interest to pay dissolution expenses				$ 100,000	$ 100,000
Placement Warrant [Member]
Business Operations [Abstract]
Unit price (in dollars per share)	$ 1.00	$ 1.00
Warrants issued (in shares)	410,416	5,500,000
Gross proceeds from issuance of warrants	$ 410,416	$ 5,500,000
Initial Public Offering [Member]
Business Operations [Abstract]
Units issued (in shares)	22,052,077	20,000,000
Unit price (in dollars per share)	$ 10.00	$ 10.00
Gross proceeds from initial public offering		$ 200,000,000
Securities held in Trus Account		$ 200,000,000
Over-Allotment Option [Member]
Business Operations [Abstract]
Units issued (in shares)	2,052,077
Unit price (in dollars per share)	$ 10.00
Gross proceeds from initial public offering	$ 20,520,770
Securities held in Trus Account	$ 20,520,770
Common stock subject to possible forfeiture (in shares)	236,981
Offering costs	$ 410,416
Forward Purchase Units [Member]
Business Operations [Abstract]
Unit price (in dollars per share)				$ 10.00	$ 10.00
Contingent number of units authorized (in shares)				5,000,000	5,000,000
Aggregate value of units available for sale				$ 50,000,000	$ 50,000,000